October 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge International Value Fund, a series of Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 1, 2014, to the Prospectus dated March 1, 2014, for ClearBridge International Value Fund filed under Rule 497(e) with the Securities and Exchange Commission on October 1, 2014.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Y. Rachel Kuo, Legg Mason & Co., LLC
Neesa P. Sood, Willkie Farr & Gallagher LLP
Elizabeth Miller, Willkie Farr & Gallagher LLP